Investment Objectives and Goals - Kingsbarn Tactical Bond ETF	Mar. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Kingsbarn Tactical Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Kingsbarn Tactical Bond ETF (the “Fund”) seeks to maximize total return.